Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt Obligations:
Borrowings
	December 31, 2013	December 31, 2012
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$ 137,250	$ 137,383
BNP Paribas S.A. and DVB Bank SE	74,250	58,361
DVB Bank SE and ABN AMRO Bank N.V.	39,448	42,034
Cyprus Popular Bank Public Co Ltd	—	32,400
Eurobank Ergasias S.A. $52.2 million	46,482	49,209
Eurobank Ergasias S.A. $52.0 million	43,446	45,894
ABN AMRO Bank N.V.	41,336	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
Ship Mortgage Notes $505 million	-	505,000
Ship Mortgage Notes $610 million	610,000	-
Deutsche Bank AG Filiale Deutschlandgeschäft	47,652	-
HSH Nordbank AG	39,670	-
Total borrowings	1,154,448	992,493
Less: current portion	(34,714)	(19,724)
Add: bond premium of $505,000	-	1,593
Total long-term borrowings	$ 1,119,734	$ 974,362

Long-Term Debt Obligations
December 31, 2013
Long-Term Debt Obligations:
Year
December 31, 2014	$ 34,714
December 31, 2015	33,671
December 31, 2016	79,474
December 31, 2017	70,502
December 31, 2018	85,260
December 31, 2019 and thereafter	850,827
Total	$ 1,154,448